Computer Software, net - Additional Information (Detail) (ProPay and CPAY, Acquisition technology intangibles, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
ProPay and CPAY | Acquisition technology intangibles
Indefinite-lived Intangible Assets [Line Items]
Business acquisition, acquired intangible assets	$ 78,700